Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD WHITEHALL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 25, 2022
Admiral | Vanguard International Dividend Appreciation Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance of a benchmark index that measures the investment return of non-U.S. companies that have a history of increasing dividends.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell Admiral Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 65% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	65.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following examples are intended to help you compare the cost of investing in the Fund’s Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. The first example assumes that the shares provide a return of 5% each year, that total annual fund operating expenses remain as stated in the preceding table, and that you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:You would pay the following expenses if you did not redeem your investment (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your investment (the difference being that the Fund’s 0.25% redemption fee would not apply to any of the following periods, as it would to those in the preceding example):
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an indexing investment approach designed to track the performance of the S&P Global Ex-U.S. Dividend Growers Index, which focuses on common stocks of high-quality companies located in developed and emerging markets, excluding the United States, that have both the ability and the commitment to grow their dividends over time. The Fund attempts to replicate the target index by investing all, or substantially all, of its assets in the collection of securities that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund could lose money over short or long periods of time.You should expect the Fund's share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund's performance:• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area. Country/regional risk is especially high in emerging markets.• Emerging markets risk, which is the chance that the stocks of companies located in emerging markets will be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets because, among other factors, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets.• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates. Currency risk is especially high in emerging markets.• Investment style risk, which is the chance that returns from dividend-paying stocks will trail returns from global stock markets. Dividend-paying stocks tend to go through cycles of doing better—or worse—than the global markets in general. These periods have, in the past, lasted for as long as several years.• Asset concentration risk, which is the chance that, because the Fund’s target index (and therefore the Fund) tends to be heavily weighted in its ten largest holdings, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares (including annual fund operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. If applicable shareholder fees were reflected, returns would be less than those shown in the bar chart. The table shows how the average annual total returns of the Admiral Shares (including annual fund operating expenses and any applicable shareholder fees) compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Effective September 20, 2021, the Fund began tracking the S&P Global Ex-U.S. Dividend Growers Index as its target index. The Fund's board of trustees believes that the new index is well-aligned with the Fund's investment strategy. Because the S&P Global Ex-U.S. Dividend Growers Index has an inception date of June 1, 2021, performance information is not included. The Spliced S&P Global Ex-U.S. Dividend Growers Index reflects the performance of the NASDAQ International Dividend Achievers Select Index through September 19, 2021, and the S&P Global Ex-U.S. Dividend Growers Index thereafter. S&P Global Ex-U.S. Dividend Growers Index returns are adjusted for withholding taxes. Effective after the close of business on December 16, 2021, NASDAQ ceased calculating and disseminating the NASDAQ International Dividend Achievers Select Index. Therefore, 2021 calendar year performance information for the NASDAQ International Dividend Achievers Select Index is provided through December 16, 2021. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Admiral Shares (including annual fund operating expenses but excluding shareholder fees) has varied from one calendar year to another over the periods shown. If applicable shareholder fees were reflected, returns would be less than those shown in the bar chart. The table shows how the average annual total returns of the Admiral Shares (including annual fund operating expenses and any applicable shareholder fees) compare with those of the Fund's target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Effective September 20, 2021, the Fund began tracking the S&P Global Ex-U.S. Dividend Growers Index as its target index. The Fund's board of trustees believes that the new index is well-aligned with the Fund's investment strategy. Because the S&P Global Ex-U.S. Dividend Growers Index has an inception date of June 1, 2021, performance information is not included. The Spliced S&P Global Ex-U.S. Dividend Growers Index reflects the performance of the NASDAQ International Dividend Achievers Select Index through September 19, 2021, and the S&P Global Ex-U.S. Dividend Growers Index thereafter. S&P Global Ex-U.S. Dividend Growers Index returns are adjusted for withholding taxes. Effective after the close of business on December 16, 2021, NASDAQ ceased calculating and disseminating the NASDAQ International Dividend Achievers Select Index. Therefore, 2021 calendar year performance information for the NASDAQ International Dividend Achievers Select Index is provided through December 16, 2021.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-662-7447
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard International Dividend Appreciation Index Fund Admiral Shares1
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Admiral | Vanguard International Dividend Appreciation Index Fund | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	0.25%
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	0.25%
Account Service Fee Per Year (for certain fund account balances below $10,000)	rr_MaximumAccountFee	$ 20
Management Fees	rr_ManagementFeesOverAssets	0.15%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.16%
1 Year	rr_ExpenseExampleYear01	$ 67
3 Years	rr_ExpenseExampleYear03	105
5 Years	rr_ExpenseExampleYear05	147
10 Years	rr_ExpenseExampleYear10	269
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	76
5 Years	rr_ExpenseExampleNoRedemptionYear05	115
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 229
2017	rr_AnnualReturn2017	27.79%
2018	rr_AnnualReturn2018	(11.28%)
2019	rr_AnnualReturn2019	27.00%
2020	rr_AnnualReturn2020	15.11%
2021	rr_AnnualReturn2021	12.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.84%)
1 Year	rr_AverageAnnualReturnYear01	11.91%
5 Years	rr_AverageAnnualReturnYear05	13.16%
Since Inception	rr_AverageAnnualReturnSinceInception	11.86%
Fund Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2016
Admiral | Vanguard International Dividend Appreciation Index Fund | Return After Taxes on Distributions | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.91%
5 Years	rr_AverageAnnualReturnYear05	12.39%
Since Inception	rr_AverageAnnualReturnSinceInception	11.16%
Admiral | Vanguard International Dividend Appreciation Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Admiral Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.09%
5 Years	rr_AverageAnnualReturnYear05	10.42%
Since Inception	rr_AverageAnnualReturnSinceInception	9.43%
Admiral | Vanguard International Dividend Appreciation Index Fund | NASDAQ International Dividend Achievers Select Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	12.85%
Since Inception	rr_AverageAnnualReturnSinceInception	11.84%
Admiral | Vanguard International Dividend Appreciation Index Fund | Spliced S&P Global Ex-US Dividend Growers Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.82%
5 Years	rr_AverageAnnualReturnYear05	13.40%
Since Inception	rr_AverageAnnualReturnSinceInception	12.29%
Admiral | Vanguard International Dividend Appreciation Index Fund | S&P Global Ex-US Dividend Growers Index (reflects no deduction for fees or expenses)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception